CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 4,684,003	¥ 5,469,077	¥ 2,726,712	$ 417,887
Restricted cash	125,437		390,702	59,878
Total cash, cash equivalents, and restricted cash	4,809,440	5,469,077	¥ 3,117,414	$ 477,765
Issuance cost	31,776
Convertible redeemable preferred shares
Reconciliation to amounts on consolidated balance sheets:
Issuance cost	0	¥ 519
IPO and over-allotment option
Reconciliation to amounts on consolidated balance sheets:
Issuance cost	¥ 31,776